COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) ¥ in Thousands	Mar. 31, 2020 CNY (¥)
IPO
Net of issuance cost	¥ 33,272